Note 55 - Other Information - Dividends Paid (Details) - EUR (€) € / shares in Units, € in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Dividends Paid
Dividends Paid per share	€ 0.09	€ 0.08	€ 0.08
Dividends Paid Ordinary Shares Per Share
Disclosure Of Dividends Paid
Percentage Over Nominal				34.69%	32.65%	16.33%
Dividends Paid per share				€ 0.17	€ 0.16	€ 0.08
Amount Dividends Paid				€ 1,125	€ 1,028	€ 504
Dividends Paid Other Shares Per Share
Disclosure Of Dividends Paid
Percentage Over Nominal				0.00%	0.00%	0.00%
Dividends Paid per share				€ 0	€ 0	€ 0
Amount Dividends Paid				€ 0	€ 0	€ 0
Dividends Paid
Disclosure Of Dividends Paid
Percentage Over Nominal				34.69%	32.65%	16.33%
Dividends Paid per share				€ 0.17	€ 0.16	€ 0.08
Amount Dividends Paid				€ 1,125	€ 1,028	€ 504
Dividends With Charge To Income
Disclosure Of Dividends Paid
Percentage Over Nominal				34.69%	32.65%	16.33%
Dividends Paid per share				€ 0.17	€ 0.16	€ 0.08
Amount Dividends Paid				€ 1,125	€ 1,028	€ 504
Dividens With Charge To Reserve Or Share Premiun
Disclosure Of Dividends Paid
Percentage Over Nominal				0.00%	0.00%	0.00%
Dividends Paid per share				€ 0	€ 0	€ 0
Amount Dividends Paid				€ 0	€ 0	€ 0
Dividends In Kind
Disclosure Of Dividends Paid
Percentage Over Nominal				0.00%	0.00%	0.00%
Dividends Paid per share				€ 0	€ 0	€ 0
Amount Dividends Paid				€ 0	€ 0	€ 0